Unaudited Condensed Consolidated Statements of Income - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Profit or loss [abstract]
Sales revenues	$ 33,607	$ 21,037	$ 57,142	$ 42,110
Cost of sales	(14,114)	(11,025)	(26,309)	(21,710)
Gross profit	19,493	10,012	30,833	20,400
Income (expenses)
Selling expenses	(1,746)	(1,286)	(3,261)	(2,376)
General and administrative expenses	(556)	(464)	(1,035)	(908)
Exploration costs	(101)	(185)	(239)	(498)
Research and development expenses	(296)	(193)	(546)	(395)
Other taxes	(1,184)	(127)	(1,658)	(250)
Impairment (losses) reversals, net	(226)	(190)	191	(240)
Other income and expenses, net	(1,131)	(2,218)	(2,184)	(3,108)
Total Income (expenses)	(5,240)	(4,663)	(8,732)	(7,775)
Income before net finance income (expense), results of equity-accounted investments and income taxes	14,253	5,349	22,101	12,625
Finance income	382	345	716	642
Finance expenses	(1,049)	(1,065)	(2,034)	(2,048)
Foreign exchange gains (losses) and inflation indexation charges	379	1,735	2,497	4,169
Net finance income (expense)	(288)	1,015	1,179	2,763
Results of equity-accounted investments	103	47	113	129
Net income before income taxes	14,068	6,411	23,393	15,517
Income taxes	(3,630)	(1,654)	(6,737)	(4,765)
Net income for the period	10,438	4,757	16,656	10,752
Net income attributable to shareholders of Petrobras	10,428	4,734	16,627	10,708
Net income attributable to non-controlling interests	$ 10	$ 23	$ 29	$ 44
Basic earnings per common and preferred share	$ 0.81	$ 0.37	$ 1.29	$ 0.83
Diluted earnings per common and preferred share	$ 0.81	$ 0.37	$ 1.29	$ 0.83